Risk Management and Use of Derivative Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Not Designated as Hedging Instruments
Stock warrants	$ 1,720	$ 0
Interest rate swap		0
Total derivatives, assets	1,745	0
Total derivatives, liabilities	(24,578)	(4,175)
Foreign currency contracts
Derivatives Designated as Hedging Instruments
Derivative Instruments in Hedges, Liabilities, at Fair Value	(2,067)	0
Interest rate swap
Derivatives Designated as Hedging Instruments
Derivative Instruments in Hedges, Liabilities, at Fair Value	(5,825)	(4,175)
Derivatives Not Designated as Hedging Instruments
Interest rate swap	(16,686)
Interest rate cap
Derivatives Designated as Hedging Instruments
Derivative Instruments in Hedges, Assets, at Fair Value	$ 25	$ 0